EVENT SUBSEQUENT TO DECEMBER 31, 2024	12 Months Ended
Dec. 31, 2024
EVENT SUBSEQUENT TO DECEMBER 31, 2024
EVENT SUBSEQUENT TO DECEMBER 31, 2024

NOTE 27 - EVENTS SUBSEQUENT TO DECEMBER 31, 2024:

1)	Through April 10, 2025, the Company sold 453,345 ADSs under its “at-the-market” (“ATM”) program at an average price of $4.96 per ADS, generating net proceeds of approximately $2.2 million, net of an immaterial amount of issuance expenses. The Company may sell up to $3.5 million in aggregate gross proceeds under the program.
2)	On February 24, 2025, the Company entered into an exclusive license agreement with Hyloris Pharmaceuticals SA for the development and commercialization of RHB-102 (Bekinda®) in all territories outside the United States, Canada and Mexico. Under the agreement, the Company received an upfront payment of $0.1 million and is entitled to up to $60 million in potential milestone payments, and tiered royalties of up to the mid-20% on net sales, subject to certain cost recoupments, with minimum annual payments to the Company.